As filed electronically with the Securities and Exchange Commission on or about March 7, 2007

                                                  Registration Nos.  333-140482
                                                                      811-21774

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                   __________________________________________

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] PRE-EFFECTIVE AMENDMENT NO. 1          [ ] POST-EFFECTIVE AMENDMENT NO. ___

                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact Name of Registrant as Specified in Charter)
                   __________________________________________

                              1001 Warrenville Road
                                    Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

                                 (630) 241-4141
                  (Registrant's Area Code and Telephone Number)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)
                   __________________________________________

                                 With copies to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603
                   __________________________________________

                      TITLE OF SECURITIES BEING REGISTERED:

  Shares of beneficial interest ($0.01 par value per share) of the First Trust
      Value Line(R) 100 Exchange-Traded Fund, a Series of the Registrant.

This Registration Statement will become effective on such date designated by the Registrant upon the filing of a further amendment or as the Securities and Exchange Commission may determine pursuant to Rule 473.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

===============================================================================

This registration hereby amends Registrant's registration statement filed on February 6, 2007 (the "Registration Statement") on such date or dates as may be necessary to delay its effectiveness date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) may determine. Parts A, B and C of Registrant's Registration Statement are incorporated by reference herein.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, and State of Illinois, on the 7th day of March, 2007.

                                  FIRST TRUST EXCHANGE-TRADED FUND

                                  By: /s/ James A. Bowen
                                      ----------------------------------------
                                      James A. Bowen, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    March 7, 2007
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       March 7, 2007
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert F. Keith      Trustee        )             Attorney-In-Fact
------------------------                 )             March 7, 2007
Robert F. Keith
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) on February 6, 2007 and are incorporated by reference herein.